Segment Reporting - Segment Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) item	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Segment reporting
Number of Reportable Segments Not Disclosed [Flag]	true
Number of core business areas | item	2
Revenue from external customers	$ 548,512	$ 630,201	$ 837,999
Cost of revenue	(336,349)	(348,884)	(384,447)
Research and development expenses	(148,295)	(212,109)	(302,001)
Selling expenses	(36,306)	(48,617)	(53,392)
Administrative expenses	(66,722)	(64,296)	(79,784)
Gain on divestment of an equity investee	476,896
Interest income	49,877	40,080	36,145
Interest expense	(2,865)	(2,872)	(759)
Equity in earnings of equity investees, net of tax	22,651	46,469	47,295
Income tax expense	(63,610)	(7,192)	(4,509)
Other segment items	13,120	4,949	4,233
Net income attributable to the Company	456,909	37,729	100,780
Depreciation/amortization	(13,308)	(12,341)	(8,207)
Additions to non-current assets (other than financial instruments and deferred tax assets)	30,596	16,870	41,754
Segment information
Total assets	1,753,097	1,274,196
Property, plant and equipment	94,623	92,498
Right-of-use assets	3,027	4,497
Leasehold land	10,954	10,706
Intangible asset (note)	8,941
Goodwill	3,112	2,990
Investment in equity investees	10,865	77,765
Investment in equity security		5,000
Regulatory approval milestone payments achieved	10,000
Oncology/Immunology segment
Segment reporting
Revenue from external customers	285,539	363,365	528,616
Other Ventures segment
Segment reporting
Revenue from external customers	262,973	266,836	309,383
Reportable segment | Oncology/Immunology segment
Segment reporting
Revenue from external customers	285,539	363,365	528,616
Cost of revenue	(82,856)	(92,783)	(91,726)
Research and development expenses	(148,295)	(212,109)	(302,001)
Selling expenses	(32,212)	(44,287)	(45,505)
Administrative expenses	(35,946)	(36,910)	(47,966)
Interest income	879	818	802
Interest expense	(2,035)	(1,825)	(279)
Equity in earnings of equity investees, net of tax	(1,902)
Income tax expense	(1,046)	(4,316)	(787)
Other segment items	4,205	3,486	10,008
Net income attributable to the Company	(13,669)	(24,561)	51,162
Depreciation/amortization	(13,126)	(12,093)	(7,640)
Additions to non-current assets (other than financial instruments and deferred tax assets)	30,331	13,442	41,338
Segment information
Total assets	266,731	314,163
Property, plant and equipment	94,194	91,929
Right-of-use assets	1,451	1,845
Leasehold land	10,954	10,706
Intangible asset (note)	8,941
Investment in equity investees	5,725
Investment in equity security		5,000
Reportable segment | Oncology/Immunology segment | R&D
Segment reporting
Revenue from external customers	71,183	91,831	364,451
Research and development expenses	(148,295)	(212,109)	(302,001)
Administrative expenses	(34,332)	(36,126)	(46,134)
Interest income	879	818	802
Interest expense	(2,035)	(1,825)	(279)
Equity in earnings of equity investees, net of tax	(1,902)
Income tax expense	(658)	(3,475)	(628)
Other segment items	4,524	3,662	9,293
Net income attributable to the Company	(110,636)	(157,224)	25,504
Depreciation/amortization	(11,814)	(11,331)	(7,640)
Additions to non-current assets (other than financial instruments and deferred tax assets)	10,331	13,442	41,338
Segment information
Total assets	175,378	225,661
Property, plant and equipment	94,194	91,929
Right-of-use assets	1,451	1,845
Leasehold land	10,954	10,706
Investment in equity investees	5,725
Investment in equity security		5,000
Reportable segment | Oncology/Immunology segment | Marketed Products
Segment reporting
Revenue from external customers	214,356	271,534	164,165
Cost of revenue	(82,856)	(92,783)	(91,726)
Selling expenses	(32,212)	(44,287)	(45,505)
Administrative expenses	(1,614)	(784)	(1,832)
Income tax expense	(388)	(841)	(159)
Other segment items	(319)	(176)	715
Net income attributable to the Company	96,967	132,663	25,658
Depreciation/amortization	(1,312)	(762)
Additions to non-current assets (other than financial instruments and deferred tax assets)	20,000
Segment information
Total assets	91,353	88,502
Intangible asset (note)	8,941
Reportable segment | Other Ventures segment
Segment reporting
Revenue from external customers	262,973	266,836	309,383
Cost of revenue	(253,493)	(256,101)	(292,721)
Selling expenses	(4,094)	(4,330)	(7,887)
Administrative expenses	(4,754)	(4,996)	(5,435)
Interest income	88	182	455
Interest expense	(488)	(653)	(38)
Equity in earnings of equity investees, net of tax	24,553	46,469	47,295
Income tax expense	(568)	(513)	(1,201)
Other segment items	1,285	830	421
Net income attributable to the Company	25,502	47,724	50,272
Depreciation/amortization	(106)	(158)	(344)
Additions to non-current assets (other than financial instruments and deferred tax assets)	201	2,194	330
Segment information
Total assets	117,359	194,604
Property, plant and equipment	370	448
Right-of-use assets	918	1,615
Goodwill	3,112	2,990
Investment in equity investees	5,140	77,765
Unallocated
Segment reporting
Administrative expenses	(26,022)	(22,390)	(26,383)
Gain on divestment of an equity investee	476,896
Interest income	48,910	39,080	34,888
Interest expense	(342)	(394)	(442)
Income tax expense	(61,996)	(2,363)	(2,521)
Other segment items	7,630	633	(6,196)
Net income attributable to the Company	445,076	14,566	(654)
Depreciation/amortization	(76)	(90)	(223)
Additions to non-current assets (other than financial instruments and deferred tax assets)	64	1,234	$ 86
Segment information
Total assets	1,369,007	765,429
Property, plant and equipment	59	121
Right-of-use assets	$ 658	$ 1,037